COMPREHENSIVE LOSS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
COMPREHENSIVE LOSS [Text Block]
10.	COMPREHENSIVE LOSS

The tax effects of each component of comprehensive loss for the quarters ended June 30, 2013 and 2012 were as follows:

	June 30, 2013	June 30, 2012
Unrealized holding (losses) gains	$(5,079)	$2,433
Income tax benefit (expense)	1,778	(850)
Total unrealized (loss) gain, net of tax	$(3,301)	$1,583

The tax effects of each component of comprehensive loss for the six month periods ended June 30, 2013 and 2012 were as follows:

	June 30, 2013	June 30, 2012
Unrealized holding losses	$(7,276)	$(4,705)
Income tax benefit	2,547	1,648
Total unrealized loss, net of tax	$(4,729)	$(3,057)

10.	COMPREHENSIVE LOSS

The components of comprehensive loss, net of tax, were as follows for the years ended December 31, 2012 and 2011:

	December 31,	December 31
	2012	2011

Net loss	$(4,172,767)	$(3,888,629)

Other comprehensive (loss) income:
Unrealized (loss) income on investments, net of deferred tax	(4,817)	25,787

Comprehensive loss	$(4,177,584)	$(3,862,842)

The tax effects of each component of comprehensive loss for the years ended December 31, 2012 and 2011 were as follows:

	December 31,	December 31,
	2012	2011

Unrealized holding (loss) gain	$(7,413)	$39,674
Income tax benefit (expense)	2,596	(13,887)

Total unrealized (loss) income, net of tax	$(4,817)	$25,787